Unique LoanID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
110001	3
[3]   ROR Incomplete
[2]   State - Missing Application Disclosure
[2]   State - Missing Affidavit of Affixation (of manufactured home)
[2]   State - Missing Rate Lock
[2]   State - Missing Separate and distinct Prepayment Penalty Disclosure on the Note
			ROR was executed by borrowers on 04/XX/2003 without an expiration of rescission period, providing borrower without a valid rescission period.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B